DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - OFFERINGS (Details) $ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 23, 2014 shares	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jul. 31, 2016 USD ($) subsidiary	Jul. 31, 2015 USD ($)	Jan. 31, 2016 USD ($) item	Dec. 31, 2014 shares	Jan. 31, 2015 USD ($)
Other Disclosures
Number of wholly owned subsidiaries					1		1
Net proceeds from the sale of common stock							$ 13,316
Net proceeds from the issuance of common stock and warrants					$ 3,583	$ 7,821
Ownership interest held by BPMX Stockholders	77.80%
FAIR VALUE MEASUREMENTS
Unrealized gains (losses)							0
Accounts Receivable, Net
Allowance For Doubtful Accounts							0		$ 0
Level 1
FAIR VALUE MEASUREMENTS
Available-for-sale securities							$ 3,600
BPMX
Other Disclosures
Ownership interest acquired in exchange	100.00%
Common Stock
Other Disclosures
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange (in shares) | shares	7,025,000							2,000,000
Private Placement
Other Disclosures
Net proceeds from the sale of common stock			$ 5,500
Public Offering
Other Disclosures
Net proceeds from the sale of common stock				$ 7,800
Net proceeds from the issuance of common stock and warrants		$ 3,600
Public Offering | Subsequent event
Other Disclosures
Net proceeds from the issuance of common stock and warrants		$ 3,600